UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-07723

Investment Company Act File Number

Worldwide Health Sciences Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

August 31

Date of Fiscal Year End

May 31, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Worldwide Health Sciences Portfolio

May 31, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.8%

Security	Shares	Value
Biotechnology — 26.2%
AbbVie, Inc.	187,548	$12,381,919
Alexion Pharmaceuticals, Inc.(1)	143,788	14,095,538
Biogen, Inc.(1)	132,800	32,903,856
BioMarin Pharmaceutical, Inc.(1)	226,353	19,837,577
Bioverativ, Inc.(1)	134,621	7,416,271
Celgene Corp.(1)	444,921	50,903,412
Galapagos NV(1)	99,828	8,289,099
Gilead Sciences, Inc.	464,801	30,160,937
Incyte Corp.(1)	176,462	22,821,830
Ligand Pharmaceuticals, Inc.(1)	55,407	5,999,470
Regeneron Pharmaceuticals, Inc.(1)	39,536	18,149,396
Shire PLC	701,207	40,384,143
Shire PLC ADR	82,128	14,185,148
Vertex Pharmaceuticals, Inc.(1)	180,739	22,339,340

		$299,867,936

Health Care Equipment — 15.3%
Boston Scientific Corp.(1)	936,126	$25,303,486
Edwards Lifesciences Corp.(1)	269,163	30,972,586
Hologic, Inc.(1)	491,712	21,296,047
Intuitive Surgical, Inc.(1)	39,163	35,821,613
Medtronic PLC	70,571	5,947,724
Teleflex, Inc.	59,329	11,866,986
Wright Medical Group NV(1)	732,576	19,574,431
Zimmer Biomet Holdings, Inc.	202,239	24,108,911

		$174,891,784

Health Care Facilities — 1.6%
HCA Healthcare, Inc.(1)	224,376	$18,378,638

		$18,378,638

Health Care Services — 0.5%
UDG Healthcare PLC	543,774	$5,724,700

		$5,724,700

Health Care Supplies — 3.3%
ConvaTec Group PLC(1)(2)	3,053,151	$12,608,057
Cooper Cos., Inc. (The)	85,807	18,770,281
West Pharmaceutical Services, Inc.	59,199	5,743,487

		$37,121,825

Life Sciences Tools & Services — 2.9%
Thermo Fisher Scientific, Inc.	194,159	$33,548,734

		$33,548,734

Security	Shares	Value
Managed Health Care — 9.2%
Aetna, Inc.	191,137	$27,688,106
Centene Corp.(1)	128,662	9,344,721
Humana, Inc.	83,440	19,379,774
UnitedHealth Group, Inc.	281,146	49,251,156

		$105,663,757

Pharmaceuticals — 39.8%
Allergan PLC	281,471	$62,979,136
AstraZeneca PLC	241,920	16,345,968
Bayer AG	124,203	16,503,167
Bristol-Myers Squibb Co.	645,201	34,808,594
Eli Lilly & Co.	645,890	51,393,467
Galenica AG(1)(2)	125,114	5,858,159
Johnson & Johnson	347,253	44,535,197
Merck & Co., Inc.	136,719	8,901,774
Novo Nordisk A/S, Class B	337,090	14,310,992
Pacira Pharmaceuticals, Inc.(1)	128,246	5,694,122
Pfizer, Inc.	1,327,953	43,357,666
Roche Holding AG PC	256,077	70,305,647
Santen Pharmaceutical Co., Ltd.	918,532	12,651,879
Shionogi & Co., Ltd.	187,378	10,019,798
UCB SA	235,451	16,613,403
Zoetis, Inc.	644,919	40,165,555

		$454,444,524

Total Common Stocks (identified cost $975,635,493)		$1,129,641,898

Short-Term Investments — 0.0%(3)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.08%(4)	3,189	$3,191

Total Short-Term Investments (identified cost $3,191)		$3,191

Total Investments — 98.8% (identified cost $975,638,684)		$1,129,645,089

Other Assets, Less Liabilities — 1.2%		$13,290,670

Net Assets — 100.0%		$1,142,935,759

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At May 31, 2017, the aggregate value of these securities is $18,466,216 or 1.6% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2017. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended May 31, 2017 was $36,629.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	77.5%	$885,844,929
United Kingdom	7.3	83,523,316
Switzerland	6.7	76,163,806
Belgium	2.2	24,902,502
Japan	2.0	22,671,677
Germany	1.4	16,503,167
Denmark	1.2	14,310,992
Ireland	0.5	5,724,700

Total Investments	98.8%	$1,129,645,089

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Written options activity for the fiscal year to date ended May 31, 2017 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	—	$—
Options written	11,600	2,471,673
Options terminated in closing purchase transactions	(5,800)	(1,346,034)
Options expired	(5,800)	(1,125,639)

Outstanding, end of period	—	$—

The Portfolio did not have any open financial instruments at May 31, 2017.

During the fiscal year to date ended May 31, 2017, the Portfolio entered into a combination of option transactions on an individual security to seek return and/or to seek to reduce the Portfolio’s exposure to a decline in the stock price.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at May 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$978,012,064

Gross unrealized appreciation	$185,253,031
Gross unrealized depreciation	(33,620,006)

Net unrealized appreciation	$151,633,025

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Biotechnology	$251,194,694	$48,673,242		$—	$299,867,936
Health Care Equipment	174,891,784	—		—	174,891,784
Health Care Facilities	18,378,638	—		—	18,378,638
Health Care Services	—	5,724,700		—	5,724,700
Health Care Supplies	24,513,768	12,608,057		—	37,121,825
Life Sciences Tools & Services	33,548,734	—		—	33,548,734
Managed Health Care	105,663,757	—		—	105,663,757
Pharmaceuticals	297,693,670	156,750,854		—	454,444,524
Total Common Stocks	$905,885,045	$223,756,853	*	$—	$1,129,641,898
Short-Term Investments	$—	$3,191		$—	$3,191
Total Investments	$905,885,045	$223,760,044		$—	$1,129,645,089

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2016 whose fair value was determined using Level 3 inputs. At May 31, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Worldwide Health Sciences Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	July 21, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	July 21, 2017